Income Tax Benefit - Summary of Income Tax Benefit and Reconciliation of Income Tax Benefit and Tax at the Statutory Rate (Parenthetical) (Detail)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Australia [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax at the statutory tax percentage	27.50%	27.50%	27.50%